[DECHERT LLP LETTERHEAD]

February 11, 2014

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Russell Investment Company
File Nos. 002-71299 and 811-3153

Dear Sir or Madam:

Transmitted herewith on behalf of Russell Investment Company (the “Trust”) for filing pursuant to Rule 497(e) under the Securities Act of 1933 are exhibits containing interactive data format risk/return summary information relating to four series of the Trust. The interactive data relates to a supplement filed with the Securities and Exchange Commission (“SEC”) on behalf of the Trust pursuant to Rule 497(e) on January 27, 2014.

The Prospectus relating to the series was filed February 28, 2013 with the SEC via electronic transmission as part of Post-Effective Amendment (“PEA”) No. 190 to the Trust’s Registration Statement on Form N-1A.

No fees are required in connection with this filing. Please call me at (617) 728-7128 or John V. O’Hanlon at (617) 728-7111 if you have any questions.

Very truly yours,

/s/ Chelsea M. Childs
Chelsea M. Childs

cc:	John V. O’Hanlon
Mary Beth Rhoden Albaneze